Other Non-Current Assets	12 Months Ended
Dec. 31, 2016
Other Non-Current Assets [Abstract]
Other Non-Current Assets:
9. Other non-current assets:
The amounts included in the accompanying consolidated balance sheets are as follows:
	December 31,
	2015	2016
Security deposits for derivatives	$727	$-
	$727	$-

As of December 31, 2015, $727 of security deposits for derivatives for the vessels Belmar, Calida, Lipari and Petalidi, respectively, were recorded as "Other non-current assets" in the accompanying consolidated balance sheets due to the market loss in the swap agreements as of the related dates.